UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Man Investments (CH) AG
Address: Etzelstrasse 27
         CH-8808 Pfaffikon SZ

CH-8808 Pfaffikon SZ, Switzerland

13F File Number:  028-14880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Witschi & Urs Gruter
Title:     Head of Swiss Compliance & Head of Swiss Finance
Phone:     41 55 417 60 00

Signature, Place, and Date of Signing:

 /s/ Thomas Witschi /s/ Urs Gruter  Pfaffikon, Switzerland   November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $136,560 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      NOTE 3.950% 8/1  008252AL2     2800  2500000 PRN      DEFINED               2500000        0        0
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     4731  4250000 PRN      DEFINED               4250000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     4753  4750000 PRN      DEFINED               4750000        0        0
AVIS BUDGET GROUP              NOTE 3.500%10/0  053774AB1      609   500000 PRN      DEFINED                500000        0        0
CACI INTL INC                  NOTE 2.125% 5/0  127190AD8     5594  5000000 PRN      DEFINED               5000000        0        0
CEMEX SAB DE CV                NOTE 4.875% 3/1  151290AV5     4717  4750000 PRN      DEFINED               4750000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     5664  6250000 PRN      DEFINED               6250000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     6011  3500000 PRN      DEFINED               3500000        0        0
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     4003  3750000 PRN      DEFINED               3750000        0        0
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3     5651  3750000 PRN      DEFINED               3750000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AB7     6515  5750000 PRN      DEFINED               5750000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2     2712  2500000 PRN      DEFINED               2500000        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.250% 5/0  459902AQ5     5225  5000000 PRN      DEFINED               5000000        0        0
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7     5826  6000000 PRN      DEFINED               6000000        0        0
LAM RESEARCH CORP              NOTE 0.500% 5/1  512807AJ7     5700  6000000 PRN      DEFINED               6000000        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     2281  2100000 PRN      DEFINED               2100000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     4680  4500000 PRN      DEFINED               4500000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     5041  5000000 PRN      DEFINED               5000000        0        0
MICRON TECHNOLOGY INC          NOTE 1.500% 8/0  595112AQ6      673   750000 PRN      DEFINED                750000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     5944  5750000 PRN      DEFINED               5750000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2      446   500000 PRN      DEFINED                500000        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0     1141  1000000 PRN      DEFINED               1000000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AH9     5742  4250000 PRN      DEFINED               4250000        0        0
OMNICOM GROUP INC              NOTE 7/0         682134AA9     5550  5000000 PRN      DEFINED               5000000        0        0
ONYX PHARMACEUTICALS INC       NOTE 4.000% 8/1  683399AB5      563   250000 PRN      DEFINED                250000        0        0
SANDISK CORP                   NOTE 1.500% 8/1  80004CAD3     5391  4750000 PRN      DEFINED               4750000        0        0
SBA COMMUNICATIONS CORP        NOTE 1.875% 5/0  78388JAN6     6476  4250000 PRN      DEFINED               4250000        0        0
STERLITE INDS INDIA LTD        NOTE 4.000%10/3  859737AB4     6207  6500000 PRN      DEFINED               6500000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     5431  5000000 PRN      DEFINED               5000000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6      516   500000 PRN      DEFINED                500000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     5050  5000000 PRN      DEFINED               5000000        0        0
XILINX INC                     NOTE 2.625% 6/1  983919AF8     4917  3750000 PRN      DEFINED               3750000        0        0